Discontinued Operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating results of discontinued operations
Revenues		$ 477,298
Cost of Revenues		(163,487)
Gross Profit		313,811
Selling, general and administrative expense		(319,976)
Loss from operations		(6,165)
Other expense		(295)
Net loss from discontinued operations		$ (6,460)